Provisions - Summary of Detail of Provisions (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Current, provisions	$ 220,425	$ 286,052
Non-Current, provisions	833,900	976,327
Provisions for Legal Proceedings
Disclosure Of Other Provisions [Line Items]
Current, provisions	192,411	250,030
Non-Current, provisions	748,640	872,521
Decommissioning or Restoration
Disclosure Of Other Provisions [Line Items]
Current, provisions	22,635	32,325
Non-Current, provisions	69,959	96,984
Provision for environmental issues
Disclosure Of Other Provisions [Line Items]
Current, provisions	600	632
Non-Current, provisions	7,072	609
Other Provisions
Disclosure Of Other Provisions [Line Items]
Current, provisions	4,779	3,065
Non-Current, provisions	$ 8,229	$ 6,213